Condensed Interim Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Net loss for the period	$ (14,472,866)	$ (5,885,415)	$ (42,755,746)	$ (6,694,114)
Items not involving cash:
Amortization	7,291	5,372	13,466	17,114
Stock based compensation	740,051	356,348	991,408	723,405
Other share compensation				66,234
Warrant liability-fair value adjustment	(6,609,952)	(2,210,537)	3,866,673	(5,853,111)
Warrant liability-foreign exchange adjustment	142,682	(421,301)	36,625	(935,656)
Changes in non-cash working capital items:
Amounts receivable, prepaid expenses and deposits	1,294,599	(10,120)	(283,330)	(1,818,430)
Accounts payable and accrued liabilities	5,736,133	1,274,644	5,783,889	1,970,483
Cash used in operating activities	(13,162,062)	(6,891,009)	(32,347,015)	(12,524,075)
Financing activities:
Net proceeds from issuance of common shares and warrants	(2,997)	8,828,240	31,374,911	8,857,740
Cash provided by financing activities	(2,997)	8,828,240	31,374,911	8,857,740
Investing Activities:
Cost of Patents	(125,198)	(40,491)	(178,956)	(97,039)
Cash used in investing activities	(125,198)	(40,491)	(178,956)	(97,039)
Increase (Decrease) in cash and cash equivalents	(13,290,257)	1,896,740	(1,151,060)	(3,763,374)
Cash and cash equivalents, beginning of the period	23,610,440	20,470,379	11,471,243	26,130,493
Cash and cash equivalents, end of the period	10,320,183	22,367,119	10,320,183	22,367,119
Cash and cash equivalents comprise:
Cash	1,392,741	134,243	1,392,741	134,243
Cash Equivalents	8,927,442	22,232,876	8,927,442	22,232,876
Cash and cash equivalents, end of the period	$ 10,320,183	$ 22,367,119	$ 10,320,183	$ 22,367,119